                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2007

Check here if Amendment [ ]; Amendment Number: _____
This Amendment (Check only one.): [ ] is a restatement
                                  [ ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:    ZFIC, Inc.
Address: c/o Artisan Partners Limited Partnership
         875 East Wisconsin Avenue, Suite 800
         Milwaukee, WI 53202

Form 13F File Number: 28-12477

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Andrew A. Ziegler*
Title: Vice President
Phone: 414/390-6100

Signature, Place, and Date of Signing:

Andrew A. Ziegler*               Milwaukee, WI               February 13, 2008
-------------------              --------------              -----------------
Andrew A. Ziegler


*By: /s/ Janet D. Olsen
     --------------------------
     Janet D. Olsen
     Attorney-in-Fact

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

Form 13F File Number      Name

28-05422                  Artisan Partners Limited Partnership

                                 Exhibit Index
                                 -------------

      Exhibit 1 Power of Attorney dated as of March 19, 2007 is filed herein as Exhibit 1.